Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 4,375,123	₩ 4,024,805	₩ 3,684,894
Expenses related to post-employment benefits	206,614	228,610	243,567
Depreciation	3,346,461	3,204,744	3,135,345
Amortization	498,193	488,835	444,100
Electricity	1,099,970	936,360	744,207
Research & development	518,409	536,274	468,549
Vehicles maintenance	2,297,544	3,077,044	1,580,200
Total administrative expenses	2,669,687	2,479,966	2,209,809
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	1,156,456	1,075,873	941,824
Expenses related to post-employment benefits	92,667	84,582	142,606
Other employee benefits	273,482	230,909	207,074
Travel	47,945	39,661	18,916
Depreciation	159,836	148,639	144,037
Amortization	96,004	90,069	87,232
Communication	11,956	10,890	9,898
Electricity	12,242	9,563	7,398
Taxes and public dues	100,639	95,976	85,808
Rental	48,243	36,732	28,682
Repairs	17,787	17,343	12,604
Entertainment	15,490	13,741	10,186
Advertising	107,223	103,551	89,218
Research & development	175,167	179,714	123,092
Service fees	234,815	225,072	187,271
Vehicles maintenance	7,660	7,102	5,336
Industry association fee	11,096	11,624	9,691
Conference	19,876	20,259	14,479
Others	₩ 81,103	₩ 78,666	₩ 84,457